Note 7 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 154,695	€ 123,185
Derivative financial assets held for trading	38,807	32,551
Equity instruments held at fair value through profit or loss, classified as held for trading	12,181	9,901
Debt instruments held for trading	36,343	30,846
Loans and advances at fair value through profit or loss, classified as held for trading	67,363	49,887
Financial assets at fair value through profit or loss, mandatorily measured at fair value	13,171	11,272
Equity instruments, mandatorily measured at fair value	12,253	10,539
Equity instruments, mandatorily measured at fair value	146	192
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	772	541
Financial liabilities at fair value through profit or loss	1,007	1,006
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	1,007	1,006
Financial assets at fair value through other comprehensive income	62,205	58,809
Investments in equity instruments designated at fair value through other comprehensive income	790	1,360
Debt securities at fair value through other comprehensive income	60,669	57,001
Loans and advances to credit institutions at fair value through other comprehensive income	746	448
Derivative financial assets held for hedging	666	570
Current financial liabilities at fair value through profit or loss, classified as held for trading	119,389	91,917
Derivative financial liabilities held for trading	36,160	30,345
Short positions held for trading	13,751	13,100
Deposits at fair value through profit or loss that meet definition of held for trading	69,478	48,472
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	21,450	18,417
Deposits from credit institutions at fair value	0	0
Customer deposits at fair value	865	897
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	6,810	5,997
Other financial liabilities at fair value	13,774	11,524
Derivative financial liabilities held for hedging	2,102	1,933
Level 1 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	35,728	30,045
Derivative financial assets held for trading	1,640	955
Equity instruments held at fair value through profit or loss, classified as held for trading	11,938	9,536
Debt instruments held for trading	22,150	19,555
Loans and advances at fair value through profit or loss, classified as held for trading	0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value	9,862	3,946
Equity instruments, mandatorily measured at fair value	9,785	3,817
Equity instruments, mandatorily measured at fair value	77	128
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	0	0
Financial liabilities at fair value through profit or loss	1,000	1,004
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	1,000	1,004
Financial assets at fair value through other comprehensive income	54,306	52,134
Investments in equity instruments designated at fair value through other comprehensive income	455	1,015
Debt securities at fair value through other comprehensive income	53,828	51,095
Loans and advances to credit institutions at fair value through other comprehensive income	24	24
Derivative financial assets held for hedging	0	0
Current financial liabilities at fair value through profit or loss, classified as held for trading	15,195	14,129
Derivative financial liabilities held for trading	1,701	1,131
Short positions held for trading	13,494	12,999
Deposits at fair value through profit or loss that meet definition of held for trading	0	0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	0	0
Deposits from credit institutions at fair value	0	0
Customer deposits at fair value	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	0	0
Other financial liabilities at fair value	0	0
Derivative financial liabilities held for hedging	0	0
Level 2 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	115,958	90,885
Derivative financial assets held for trading	36,393	30,829
Equity instruments held at fair value through profit or loss, classified as held for trading	56	158
Debt instruments held for trading	13,596	10,686
Loans and advances at fair value through profit or loss, classified as held for trading	65,912	49,213
Financial assets at fair value through profit or loss, mandatorily measured at fair value	1,669	5,732
Equity instruments, mandatorily measured at fair value	1,225	5,341
Equity instruments, mandatorily measured at fair value	69	63
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	375	328
Financial liabilities at fair value through profit or loss	7	2
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	7	2
Financial assets at fair value through other comprehensive income	4,739	4,760
Investments in equity instruments designated at fair value through other comprehensive income	95	107
Debt securities at fair value through other comprehensive income	4,385	4,652
Loans and advances to credit institutions at fair value through other comprehensive income	258	1
Derivative financial assets held for hedging	666	570
Current financial liabilities at fair value through profit or loss, classified as held for trading	102,535	76,334
Derivative financial liabilities held for trading	33,244	28,021
Short positions held for trading	251	102
Deposits at fair value through profit or loss that meet definition of held for trading	69,040	48,211
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	19,171	16,284
Deposits from credit institutions at fair value	0	0
Customer deposits at fair value	865	897
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	4,531	3,864
Other financial liabilities at fair value	13,774	11,524
Derivative financial liabilities held for hedging	2,087	1,926
Level 3 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	3,009	2,254
Derivative financial assets held for trading	773	768
Equity instruments held at fair value through profit or loss, classified as held for trading	187	208
Debt instruments held for trading	598	605
Loans and advances at fair value through profit or loss, classified as held for trading	1,451	673
Financial assets at fair value through profit or loss, mandatorily measured at fair value	1,641	1,594
Equity instruments, mandatorily measured at fair value	1,243	1,380
Equity instruments, mandatorily measured at fair value	0	0
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	397	213
Financial liabilities at fair value through profit or loss	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	0	0
Financial assets at fair value through other comprehensive income	3,160	1,915
Investments in equity instruments designated at fair value through other comprehensive income	240	237
Debt securities at fair value through other comprehensive income	2,456	1,255
Loans and advances to credit institutions at fair value through other comprehensive income	464	423
Derivative financial assets held for hedging	0	0
Current financial liabilities at fair value through profit or loss, classified as held for trading	1,659	1,454
Derivative financial liabilities held for trading	1,216	1,193
Short positions held for trading	6	0
Deposits at fair value through profit or loss that meet definition of held for trading	438	261
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	2,279	2,133
Deposits from credit institutions at fair value	0	0
Customer deposits at fair value	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	2,279	2,133
Other financial liabilities at fair value	0	0
Derivative financial liabilities held for hedging	€ 16	€ 7